MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 12, 2018 to the
Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM 2055 Fund, and MassMutual RetireSMARTSM 2060 Fund:
The name of each Fund will change as follows:
Current Name	New Name
MassMutual RetireSMARTSM In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM 2010 Fund	MassMutual RetireSMARTSM by JPMorgan 2010 Fund
MassMutual RetireSMARTSM 2015 Fund	MassMutual RetireSMARTSM by JPMorgan 2015 Fund
MassMutual RetireSMARTSM 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM 2050 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM 2055 Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM 2060 Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for each Fund and each Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found on pages 36-38 for the MassMutual RetireSMARTSM In Retirement Fund:
INVESTMENT OBJECTIVE
The Fund seeks current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who are retired or expect to retire soon. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers,

LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon.
The table below shows the Fund’s strategic target allocations among asset and sub-asset classes. The table below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Fixed Income	57.5%
U.S. Fixed Income Funds	37.5%
Inflation Managed Funds	7.5%
High Yield Funds	9.1%
Emerging Markets Debt Funds	3.4%
Equity	36.0%
U.S. Large Cap Equity Funds	15.8%
U.S. Small/Mid Cap Equity Funds	3.7%
REIT Funds	2.2%
International Equity Funds	10.8%
Emerging Markets Equity Funds	3.6%
Money Market/Cash and Cash Equivalents	5.0%
Money Market Funds/Cash and Cash Equivalents	5.0%
Commodities	1.5%
Commodities Funds	1.5%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date Retirement Income Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Premier Core Bond (Barings)	18.50%
Select Total Return Bond (MetWest)	5.94%
Select Strategic Bond (Western Asset)	5.94%
Premier Inflation-Protected and Income (Barings)	9.00%
Premier High Yield (Barings)	7.35%
MM Select Equity Asset (J.P. Morgan)	8.53%
JPMorgan U.S. Government Money Market (J.P. Morgan)	5.00%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 44-46 for the MassMutual RetireSMARTSM 2010 Fund:
INVESTMENT OBJECTIVE
The Fund seeks current income and some capital appreciation.
FEES AND EXPENSES OF THE FUND
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	.00%	.00%	.00%	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.32%	.42%	.52%	.62%	.62%	.52%	.52%
Acquired Fund Fees and Expenses	.49%	.49%	.49%	.49%	.49%	.49%	.49%
Total Annual Fund Operating Expenses(1)	.81%	.91%	1.01%	1.11%	1.36%	1.26%	1.51%
Expense Reimbursement	(.26)%	(.26)%	(.26)%	(.26)%	(.26)%	(.26)%	(.26)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%	.65%	.75%	.85%	1.10%	1.00%	1.25%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .06%, .16%, .26%, .36%, .61%, .51%, and .76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded for the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$223	$415	$969
Class R5	$66	$255	$470	$1,087
Service Class	$77	$287	$524	$1,204
Administrative Class	$87	$318	$578	$1,320
Class A	$656	$924	$1,222	$2,066
Class R4	$102	$365	$658	$1,492
Class R3	$127	$443	$790	$1,772
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who are retired or expect to retire soon. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon. The Fund’s strategic target allocations are currently substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund. As a result, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The table below shows the Fund’s strategic target allocations among asset and sub-asset classes. The table below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Fixed Income	57.5%
U.S. Fixed Income Funds	37.5%
Inflation Managed Funds	7.5%
High Yield Funds	9.1%
Emerging Markets Debt Funds	3.4%
Equity	36.0%
U.S. Large Cap Equity Funds	15.8%
U.S. Small/Mid Cap Equity Funds	3.7%
REIT Funds	2.2%
International Equity Funds	10.8%
Emerging Markets Equity Funds	3.6%
Money Market/Cash and Cash Equivalents	5.0%
Money Market Funds/Cash and Cash Equivalents	5.0%
Commodities	1.5%
Commodities Funds	1.5%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2010 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Premier Core Bond (Barings)	18.50%
Select Total Return Bond (MetWest)	5.94%
Select Strategic Bond (Western Asset)	5.94%
Premier Inflation-Protected and Income (Barings)	9.00%
Premier High Yield (Barings)	7.35%
MM Select Equity Asset (J.P. Morgan)	8.53%
JPMorgan U.S. Government Money Market (J.P. Morgan)	5.00%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following information replaces similar information found on pages 52-54 for the MassMutual RetireSMARTSM 2015 Fund:
INVESTMENT OBJECTIVE
The Fund seeks current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who are retired or expect to retire soon. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon. The Fund’s strategic target allocations are currently substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund. As a result, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The table below shows the Fund’s strategic target allocations among asset and sub-asset classes. The table below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Fixed Income	57.5%
U.S. Fixed Income Funds	37.5%
Inflation Managed Funds	7.5%
High Yield Funds	9.1%
Emerging Markets Debt Funds	3.4%
Equity	36.0%
U.S. Large Cap Equity Funds	15.8%
U.S. Small/Mid Cap Equity Funds	3.7%
REIT Funds	2.2%
International Equity Funds	10.8%
Emerging Markets Equity Funds	3.6%
Money Market/Cash and Cash Equivalents	5.0%
Money Market Funds/Cash and Cash Equivalents	5.0%
Commodities	1.5%
Commodities Funds	1.5%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2015 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Premier Core Bond (Barings)	18.50%
Select Total Return Bond (MetWest)	5.94%
Select Strategic Bond (Western Asset)	5.94%
Premier Inflation-Protected and Income (Barings)	9.00%
Premier High Yield (Barings)	7.35%
MM Select Equity Asset (J.P. Morgan)	8.53%
JPMorgan U.S. Government Money Market (J.P. Morgan)	5.00%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following information replaces the first paragraph of the section titled Principal Risks on page 38 for the MassMutual RetireSMARTSM In Retirement Fund:
The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. There is no guarantee that the Fund will provide adequate income at and through your retirement. Although the descriptions below refer to the risks relating to investment activities of the Fund, many of the risks arise due to the investment activities of the Underlying Funds.
The following risks are added to the Principal Risks for the following funds: MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, and MassMutual RetireSMARTSM 2015 Fund.
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following information replaces similar information found on pages 60-62 for the MassMutual RetireSMARTSM 2020 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2020 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2020. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2020. As the Fund reaches 2020 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2020 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying

Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	10.64%
Select Overseas (MFS/Harris)	5.47%
Premier Core Bond (Barings)	17.72%
Select Total Return Bond (MetWest)	5.68%
Select Strategic Bond (Western Asset)	5.68%
Premier Inflation-Protected and Income (Barings)	5.70%
Premier High Yield (Barings)	6.72%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 68-70 for the MassMutual RetireSMARTSM 2025 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2025 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2025. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2025. As the Fund reaches 2025 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2025 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P.  Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P.  Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an

Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	13.37%
Select Overseas (MFS/Harris)	7.31%
Premier Core Bond (Barings)	15.76%
Select Total Return Bond (MetWest)	5.02%
Select Strategic Bond (Western Asset)	5.02%
Premier High Yield (Barings)	5.88%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 76-78 for the MassMutual RetireSMARTSM 2030 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2030 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2030. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2030. As the Fund reaches 2030 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2030 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an

Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	15.57%
Select Overseas (MFS/Harris)	9.26%
Premier Core Bond (Barings)	12.31%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 84-86 for the MassMutual RetireSMARTSM 2035 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2035 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2035. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2035. As the Fund reaches 2035 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2035 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an

Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	17.98%
Select Overseas (MFS/Harris)	10.86%
Premier Core Bond (Barings)	7.65%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 92-94 for the MassMutual RetireSMARTSM 2040 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2040 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2040. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2040. As the Fund reaches 2040 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2040 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	19.51%
Select Overseas (MFS/Harris)	12.22%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 100-102 for the MassMutual RetireSMARTSM 2045 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2045 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2045. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2045. As the Fund reaches 2045 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2045 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	20.13%
Select Overseas (MFS/Harris)	12.77%
Premier International Equity (OFI Global)	5.16%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 108-110 for the MassMutual RetireSMARTSM 2050 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2050 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2050. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2050. As the Fund reaches 2050 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2050 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying

Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	20.13%
Select Overseas (MFS/Harris)	12.77%
Premier International Equity (OFI Global)	5.16%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 116-118 for the MassMutual RetireSMARTSM 2055 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2055 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2055. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2055. As the Fund reaches 2055 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2055 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	20.13%
Select Overseas (MFS/Harris)	12.77%
Premier International Equity (OFI Global)	5.16%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following information replaces similar information found on pages 124-126 for the MassMutual RetireSMARTSM 2060 Fund:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2060 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2060. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2060. As the Fund reaches 2060 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2060+ Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying

Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	20.13%
Select Overseas (MFS/Harris)	12.77%
Premier International Equity (OFI Global)	5.16%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risk factors are being added to the Principal Risks for the following funds: MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM 2055 Fund, and MassMutual RetireSMARTSM 2060 Fund.
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
The following information replaces the sub-section titled Target-Date MassMutual RetireSMART Funds starting on page 133 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:
MassMutual RetireSMART by JPMorgan Funds.   Each MassMutual RetireSMART by JPMorgan Fund invests its assets in a combination of Underlying Funds providing U.S. domestic and international investment exposures. The various MassMutual RetireSMART by JPMorgan Funds differ among themselves primarily due to their asset allocations among these fund types. The target asset allocation strategy for each MassMutual RetireSMART by JPMorgan Fund which has not yet reached its target retirement year is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative for the Fund’s retirement date.
Each MassMutual RetireSMART by JPMorgan Fund which has not yet reached its target retirement year allocates its assets among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative over time. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is designed. For example, the MassMutual RetireSMART by JPMorgan 2060 Fund, which is designed for investors planning to retire around the year 2060, currently has an aggressive target asset allocation (relative to the other MassMutual RetireSMART by JPMorgan Funds), with a substantial portion of its assets invested in equity funds and a relatively modest portion of its assets invested in fixed income funds. By contrast, the MassMutual RetireSMART by JPMorgan 2020 Fund currently has a more conservative target asset allocation, with a significant portion of its assets invested in fixed income and money market funds, and fewer assets invested in equity funds.
The MassMutual RetireSMART by JPMorgan In Retirement Fund and the MassMutual RetireSMART by JPMorgan 2010 Fund and MassMutual RetireSMART by JPMorgan 2015 Fund (both of which have passed their target retirement years) are designed for investors who are retired or expect to retire soon. The assets of each Fund are allocated according to a target asset allocation that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds.
Glide Path.   J.P. Morgan uses a strategic asset allocation strategy for each MassMutual RetireSMART by JPMorgan Fund which has not yet reached its target retirement year that changes over time as a Fund approaches its target retirement year. This is known as the “glide path.” As a MassMutual RetireSMART by JPMorgan Fund approaches its target retirement year, the investment objective for the Fund shifts from seeking total return to current income and some capital appreciation. It is intended that, by the end of its target retirement year, each Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund. Once the strategic target allocations of a Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the

Fund may, but is not required to, combine with the MassMutual RetireSMART by JPMorgan In Retirement Fund upon approval of the Trustees. This may be done without a vote of shareholders if the Trustees determine at the time of the proposed combination that combining the Funds is in the best interests of the Funds and their shareholders. The objectives and policies stated in this Prospectus are non-fundamental and therefore may be changed by the Trustees of the Trust without the consent of shareholders. Shareholders of each MassMutual RetireSMART by JPMorgan Fund with a specified target retirement year in its name will be notified in writing prior to its combination with the MassMutual RetireSMART by JPMorgan In Retirement Fund.
Each MassMutual RetireSMART by JPMorgan Fund with a specified target retirement year in its name is a “to” fund rather than a “through” fund. A “through” target date fund has a longer glide path that goes beyond the retirement year. “Through” funds are designed for investors with longer investment horizons that go 10 to 20 years past their retirement age. These funds are generally more aggressive in their strategic target allocations to equities at retirement than “to” funds, and become more conservative over a longer period of time after retirement. A “to” target date fund generally treats the target date as the end point of the glide path. These funds generally reach their most conservative strategic target allocations close to the target retirement date. Each MassMutual RetireSMART by JPMorgan Funds with a specified target retirement year in its name is a “to” target date fund and is designed for investors who are seeking current income and some capital appreciation rather than continuing to seek total return on their retirement date.
Strategic Target Allocations.   The table below represents the strategic target allocations for each Fund initially established in 2018. A MassMutual RetireSMART by JPMorgan Fund’s actual allocations at any time will likely differ from those shown in the table below due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing each MassMutual RetireSMART by JPMorgan Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the Fund’s broad benchmark and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in a Fund’s strategic target allocations in any year will not typically cause the Fund’s asset allocations to vary from the allocations shown in this Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary a Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. For example, J.P. Morgan may tactically overweight or under-weight a strategic target allocation to take advantage of a particular investment opportunity it believes is present in the shorter-term based on, among other things, its current market outlook or specific market events. J.P. Morgan will review regularly its tactical allocations to determine whether to maintain such positions. MML Advisers, in turn, selects the Underlying Funds within the asset class allocations specified by J.P. Morgan from time to time and determines the percentage allocation to each Underlying Fund.
These tactical allocations may cause the MassMutual RetireSMART by JPMorgan In Retirement Fund’s, MassMutual RetireSMART by JPMorgan 2010 Fund’s, MassMutual RetireSMART by JPMorgan 2015 Fund’s, MassMutual RetireSMART by JPMorgan 2020 Fund’s, and MassMutual RetireSMART by JPMorgan 2025 Fund’s asset allocations at any given time to vary from the strategic target allocations shown in this Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount), and may cause the MassMutual RetireSMART by JPMorgan 2030 Fund’s, MassMutual RetireSMART by JPMorgan 2035 Fund’s, MassMutual RetireSMART by JPMorgan 2040 Fund’s, MassMutual RetireSMART by JPMorgan 2045 Fund’s, MassMutual RetireSMART by JPMorgan 2050 Fund’s, MassMutual RetireSMART by JPMorgan 2055 Fund’s, and MassMutual RetireSMART by JPMorgan 2060 Fund’s asset allocations at any given time to vary from the strategic target allocations shown in this Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
Strategic Target Allocations(1)
Allocation Ranges (%)	In Retire- ment Fund Target	2010 Fund Target	2015 Fund Target	2020 Fund Target	2025 Fund Target	2030 Fund Target	2035 Fund Target	2040 Fund Target	2045 Fund Target	2050 Fund Target	2055 Fund Target	2060 Fund Target
Equity	36.0%	36.0%	36.0%	45.6%	58.0%	68.0%	76.2%	83.2%	86.0%	86.0%	86.0%	86.0%
U.S. Large Cap Equity Funds	15.8%	15.8%	15.8%	20.03%	25.5%	29.9%	33.5%	36.5%	37.8%	37.8%	37.8%	37.8%
U.S. Small/Mid Cap Equity Funds	3.7%	3.7%	3.7%	4.61%	5.9%	6.9%	7.7%	8.4%	8.7%	8.7%	8.7%	8.7%
REIT Funds	2.2%	2.2%	2.2%	2.72%	3.5%	4.1%	4.6%	5.0%	5.2%	5.2%	5.2%	5.2%
International Equity Funds	10.8%	10.8%	10.8%	13.68%	17.4%	20.4%	22.9%	25.0%	25.8%	25.8%	25.8%	25.8%
Emerging Markets Equity Funds	3.6%	3.6%	3.6%	4.56%	5.8%	6.8%	7.6%	8.3%	8.6%	8.6%	8.6%	8.6%
Commodities	1.5%	1.5%	1.5%	0.9%	0.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	1.5%	1.5%	1.5%	0.9%	0.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fixed Income	57.5%	57.5%	57.5%	51.5%	41.8%	32.0%	23.8%	16.8%	14.0%	14.0%	14.0%	14.0%
U.S. Fixed Income Funds	37.5%	37.5%	37.5%	36.00%	32.2%	25.6%	18.6%	12.1%	9.5%	9.5%	9.5%	9.5%
Inflation Managed Funds	7.5%	7.5%	7.5%	4.80%	1.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield Funds	9.1%	9.1%	9.1%	7.57%	5.5%	4.1%	3.4%	3.1%	3.0%	3.0%	3.0%	3.0%
Emerging Markets Debt Funds	3.4%	3.4%	3.4%	3.13%	2.8%	2.3%	1.9%	1.6%	1.5%	1.5%	1.5%	1.5%
Money Market/Cash and Cash Equivalents	5.0%	5.0%	5.0%	2.00%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market Funds/Cash and Cash Equivalents	5.0%	5.0%	5.0%	2.00%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, each Fund utilizes Underlying Funds to implement its strategic target allocations.

The following table lists the expected approximate allocation, as of September 24, 2018, to Underlying Funds in which a MassMutual RetireSMART by JPMorgan Fund invests 5% or more of its assets. Other Underlying Funds in which the MassMutual RetireSMART by JPMorgan Funds invest are listed below the table. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Funds’ assets in additional or different Underlying Funds, including Funds that may be created in the future. Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time.
A brief description of the Underlying Funds is provided in the SAI in the section titled “Appendix D — Description of Underlying Funds.” Appendix D lists the Underlying Funds by sub-asset class. Each of the MassMutual RetireSMART by JPMorgan Funds may invest up to the full amount of a sub-asset class allocation in any one or more of the Underlying Funds listed on Appendix D for that sub-asset class, and may invest up to the maximum permissible tactical allocation available for the related asset class in that same one or more Underlying Funds. More detailed information about each Underlying Fund is available in each Underlying Fund’s prospectus.
Investment Option	In Retirement Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
MM Select Equity Asset (J.P. Morgan)	8.53%	8.53%	8.53%	10.64%	13.37%	15.57%	17.98%	19.51%	20.13%	20.13%	20.13%	20.13%
Select Overseas (MFS/Harris)	4.32%	4.32%	4.32%	5.47%	7.31%	9.26%	10.86%	12.22%	12.77%	12.77%	12.77%	12.77%
Premier International Equity (OFI Global)	2.16%	2.16%	2.16%	2.74%	3.48%	4.08%	4.57%	4.99%	5.16%	5.16%	5.16%	5.16%
Premier Core Bond (Barings)	18.50%	18.50%	18.50%	17.72%	15.76%	12.31%	7.65%	4.29%	2.94%	2.94%	2.94%	2.94%
Select Total Return Bond (MetWest)	5.94%	5.94%	5.94%	5.68%	5.02%	3.86%	2.00%	0.87%	0.41%	0.41%	0.41%	0.41%
Select Strategic Bond (Western Asset)	5.94%	5.94%	5.94%	5.68%	5.02%	3.86%	2.00%	0.87%	0.41%	0.41%	0.41%	0.41%
Premier Inflation-Protected and Income (Barings)	9.00%	9.00%	9.00%	5.70%	1.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Premier High Yield (Barings)	7.35%	7.35%	7.35%	6.72%	5.88%	4.82%	4.87%	4.60%	4.50%	4.50%	4.50%	4.50%
JPMorgan U.S. Government Money Market (J.P. Morgan)	5.00%	5.00%	5.00%	2.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Underlying Funds in which the MassMutual RetireSMART by JPMorgan Funds expect to invest as of September 24, 2018 include: Select Fundamental Value (Wellington Management/Barrow Hanley), Select Diversified Value (T. Rowe Price/Brandywine Global), Select Equity Opportunities (T. Rowe Price/Wellington Management), Select Blue Chip Growth (T. Rowe Price/Loomis Sayles), Select Fundamental Growth (Wellington Management), Select Growth Opportunities (Sands Capital/Jackson Square), Select Mid-Cap Value (American Century), Vanguard Mid-Cap Index (Vanguard), Select Mid Cap Growth (T. Rowe Price/Frontier), Select Small Cap Value Equity (Wellington Management/Barrow Hanley), Vanguard Small-Cap Index (Vanguard), Select Small Cap Growth Equity (Wellington Management/OFI Global), JPMorgan Realty Income (J.P. Morgan), Vanguard Real Estate Index (Vanguard), JPMorgan International Research Enhanced Equity (J.P. Morgan), Vanguard Developed Markets Index (Vanguard), Premier Strategic Emerging Markets (OFI Global), Vanguard Emerging Markets Stock Index (Vanguard), Vanguard Total Bond Market Index (Vanguard), Barings Global Floating Rate (Barings), JPMorgan Emerging Markets Debt (J.P. Morgan), and JPMorgan Emerging Markets Strategic Debt (J.P. Morgan).
Each MassMutual RetireSMART by JPMorgan Fund will bear a pro rata share of its Underlying Funds’ expenses. Each MassMutual RetireSMART by JPMorgan Fund also bears all of the risks associated with the investment strategies used by its Underlying Funds.
The following risks are added to the section titled Additional Information Regarding Principal Risks starting on page 137:
•
Allocation Risk

The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a

Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of a MassMutual RetireSMART by JPMorgan Fund’s assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in each Fund’s “Principal Investment Strategies” may adversely affect Fund performance.
•
Geographic Focus Risk

When a Fund invests a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
•
Index Funds Risk

Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
•
Inflation-Linked Securities Risk

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
•
Sector Risk

If a Fund allocates a substantial amount of its assets to one or more particular industries or to particular economic, market, or industry sectors, then economic, business, regulatory, or other developments affecting issuers in those industries or sectors may affect the Fund adversely to a greater extent than if the Fund had invested more broadly. Examples might include investments in the technology, health care, or financial sectors or in one or more industries within those sectors. A substantial investment in one or more such industries or sectors has the potential to increase the volatility of a Fund’s portfolio, and may cause the Fund to underperform other mutual funds.

•
Tactical Allocation Risk

For each of the MassMutual RetireSMART by JPMorgan Funds, J.P. Morgan has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in its “Principal Investment Strategies” from time to time.
The following information replaces the section titled Management of the Funds on page 151:
Investment Adviser and Portfolio Managers
MML Investment Advisers, LLC (“MML Advisers”), a Delaware limited liability company, located at 100 Bright Meadow Blvd., Enfield, Connecticut 06082-1981, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. MML Advisers, formed in 2013, is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement, and asset accumulation products and services for individuals and businesses. As of September 30, 2017, MML Advisers had assets under management of approximately $45.4 billion.
The Funds do not pay an investment management fee to MML Advisers.
A discussion regarding the basis for the Trustees approving any investment advisory contract of the Funds is available in the Funds’ annual reports to shareholders dated September 30, 2017.
Each Fund pays MML Advisers an administrative and shareholder services fee to compensate it for providing general administrative services to the Funds and for providing or causing to be provided ongoing shareholder servicing to direct and indirect investors in the Funds. MML Advisers pays substantially all of the fee to MassMutual in respect of shareholder servicing and investor recordkeeping services provided by it, or another entity with whom MassMutual has contracted. The fee is calculated and paid based on the average daily net assets attributable to each share class of the Fund separately, and is paid at the following annual rates: .10% for Class R5 shares; .15% for Service Class shares, Administrative Class shares, and Class A shares; and .20% for Class R4 shares and Class R3 shares. Class I shares do not pay any administrative and shareholder services fee.
As the investment adviser to the Funds, MML Advisers is responsible for furnishing a continuous investment program for the Funds, determining the Underlying Funds in which the Funds will invest from time to time, and the portions of their assets the Funds will invest in those Underlying Funds. MML Advisers places purchase and redemption orders for shares of the Underlying Funds on behalf of the Funds. These functions are performed by portfolio manager, Frederick (Rick) Schulitz, CFA, CAIA. Mr. Schulitz, an Investment Director and portfolio manager, joined MML Advisers in 2014. Mr. Schulitz is also an Investment Director at MassMutual, which he joined in 2006. Prior to joining MassMutual, Mr. Schulitz held Director positions at Prudential Retirement and ING.
Subadviser and Portfolio Managers
MML Advisers contracts with J.P. Morgan to provide the glide path and tactical allocations for the MassMutual RetireSMART by JPMorgan Funds. Subject to the oversight of the Trustees, MML Advisers has the ultimate responsibility to oversee J.P. Morgan and recommend its hiring, termination, and replacement. This responsibility includes, but is not limited to, analysis and review of J.P. Morgan’s performance, as well as assistance in the identification and vetting of a new or replacement subadviser. In addition, MML Advisers maintains responsibility for a number of other important obligations, including, among other things, board reporting, assistance in the annual advisory contract renewal process, and, in general, the performance of all obligations not delegated to J.P. Morgan. MML Advisers also provides advice and recommendations to the Trustees, and performs such review and oversight functions as the Trustees may reasonably request, as to the continuing appropriateness of the investment objective, strategies, and policies of each Fund, valuations of portfolio securities, and other matters relating generally to the investment program of each Fund.

J.P. Morgan Investment Management Inc. (“J.P. Morgan”), located at 270 Park Avenue, New York, New York 10017, provides the glide path and tactical allocations for the MassMutual RetireSMART by JPMorgan Funds. J.P. Morgan is a wholly-owned subsidiary of JP Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JP Morgan Chase & Co., a bank holding company. As of June 30, 2018, J.P. Morgan and its affiliates had approximately $1.68 trillion in assets under management.
Anne Lester
is a portfolio manager of each MassMutual RetireSMART by JPMorgan Fund. Ms. Lester, Managing Director, joined J.P. Morgan in 1992 and is Head of Retirement Solutions.
Daniel Oldroyd, CFA, CAIA
is a portfolio manager of each MassMutual RetireSMART by JPMorgan Fund. Mr. Oldroyd, Managing Director, joined J.P. Morgan in 2000 and is Head of Target Date Strategies.
The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the relevant Fund.
MML Advisers has received exemptive relief from the Securities and Exchange Commission (“SEC”) to permit it to change subadvisers or hire new subadvisers for a number of the series of the Trust from time to time without obtaining shareholder approval. (In the absence of that exemptive relief, shareholder approval might otherwise be required.) Several other mutual fund companies have received similar relief. MML Advisers believes having this authority is important, because it allows MML Advisers to remove and replace a subadviser in a quick, efficient, and cost-effective fashion when, for example, the subadviser’s performance is inadequate or the subadviser no longer is able to meet a Trust series’ investment objective and strategies. Pursuant to the exemptive relief, MML Advisers will provide to a Fund’s shareholders, within 90 days of the hiring of a new subadviser, an information statement describing the new subadviser. MML Advisers will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, this exemptive relief is available to each Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-18-04

MASSMUTUAL SELECT FUNDS
Supplement dated September 12, 2018 to the
Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information pertains to the MM Select Bond and Income Asset Fund:
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM Select Bond and Income Asset Fund (the “Fund”) will be dissolved. Effective on or about September 24, 2018 (the “Termination Date”), shareholders of the Fund will receive proceeds in proportion to the number of shares held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective September 24, 2018, the following changes are made to the MM Select Equity Asset Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) is replacing Northern Trust Investments, Inc. (“NTI”) as subadviser of the MM Select Equity Asset Fund. Therefore, all references to NTI as subadviser of the MM Select Equity Asset Fund are removed.
Important Notice Regarding Change in Investment Policy
The 80% test relating the name of the MM Select Equity Asset Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, is being changed as described below. This change will take effect no earlier than 60 days from the date of this supplement.
The following information replaces similar information found on pages 7-8:
INVESTMENT OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*).
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. The Fund typically invests most of its assets in the common stocks of U.S. companies in the S&P 500 Index (the “Index”). The Fund may also invest in securities not included within the Index. As of August 31, 2018, the market capitalization range of companies included in the Index was $4.97 billion to $1,102.39 billion. Sector by sector, the Fund’s weightings are similar to those of the Index. Within each sector, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility as compared to the Index.
The Fund may use derivatives as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. Use of derivatives by the Fund may create investment leverage.

In managing the investments of the Fund, J.P. Morgan employs a three-step process that combines research, valuation, and stock selection. J.P. Morgan takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow J.P. Morgan to rank the companies in each sector group according to their relative values. As a part of its investment process, J.P. Morgan seeks to assess the impact of environmental, social, and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights, and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that J.P. Morgan believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.
J.P. Morgan buys and sells equity securities, using the research and valuation rankings as a basis. Along with attractive valuation, J.P. Morgan often considers a number of other criteria:
•
catalysts that could trigger a rise in a stock’s price;

•
impact on the overall risk of the portfolio relative to the Index;

•
high perceived potential reward compared to perceived potential risk; and

•
possible temporary mispricings caused by apparent market overreactions.

J.P. Morgan may sell a security as its valuation or ranking changes or if more attractive investments become available.
*
The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

The following risks are removed under the heading Principal Risks found on page 8 in the section titled Investments, Risks, and Performance: “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” “Frequent Trading/Portfolio Turnover Risk,” “REIT Risk,” and “Risk of Investment in Other Funds or Pools.”
The following risk is added under the heading Principal Risks found on page 8 in the section titled Investments, Risks, and Performance:
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
The MM Select Equity Asset Fund’s benchmark index is changed to the Standard and Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the following supplements similar information found in the table with the heading Average Annual Total Returns in the section titled Performance Information found on page 10:
	One Year	Since Inception (9/15/2016)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(1)	21.83%	21.80%

(1)
Going forward, the Fund’s performance benchmark index will be the S&P 500 Index rather than the MSCI World Index because the S&P 500 Index more closely represents the Fund’s investment strategy.

The following information replaces the information found under the headings Subadviser and Portfolio Managers in the section titled Management on page 10.
Subadviser: J.P. Morgan Investment Management Inc. (“J.P. Morgan”)

Portfolio Managers:
Raffaele Zingone, CFA is a Managing Director and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
Tim Snyder, CFA, CMT is an Executive Director and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following risk is added to the section titled Additional Information Regarding Principal Risks starting on page 14:
•
Sector Risk

If a Fund allocates a substantial amount of its assets to one or more particular industries or to particular economic, market, or industry sectors, then economic, business, regulatory, or other developments affecting issuers in those industries or sectors may affect the Fund adversely to a greater extent than if the Fund had invested more broadly. Examples might include investments in the technology, health care, or financial sectors or in one or more industries within those sectors. A substantial investment in one or more such industries or sectors has the potential to increase the volatility of a Fund’s portfolio, and may cause the Fund to underperform other mutual funds.
The following information replaces the information for NTI for the MM Select Equity Asset Fund found on pages 25-26 under the heading Subadviser and Portfolio Managers in the section titled Management of the Funds:
J.P. Morgan Investment Management Inc. (“J.P. Morgan”), located at 270 Park Avenue, New York, New York 10017, manages the investments of the Equity Asset Fund. J.P. Morgan is a wholly-owned subsidiary of JP Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JP Morgan Chase & Co., a bank holding company. As of June 30, 2018, J.P. Morgan and its affiliates had approximately $1.68 trillion in assets under management.
J.P. Morgan replaced Northern Trust Investments, Inc. as subadviser of the Equity Asset Fund on September 24, 2018. Northern Trust Investments, Inc. had been subadviser of the Equity Asset Fund since September 2016.
Raffaele Zingone, CFA
is a portfolio manager of the Equity Asset Fund. Mr. Zingone, Managing Director, joined J.P. Morgan in 1991.
Tim Snyder, CFA, CMT
is a portfolio manager of the Equity Asset Fund. Mr. Snyder, Executive Director, joined J.P. Morgan in 2003.
The following information supplements the information found on page 35 in the section titled Index Descriptions:
The S&P 500 Index measures the performance of 500 widely held stocks in the U.S. equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity, and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-NF-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM In Retirement Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM In Retirement Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan In Retirement Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who are retired or expect to retire soon. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon.

The table below shows the Fund’s strategic target allocations among asset and sub-asset classes. The table below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Fixed Income	57.5%
U.S. Fixed Income Funds	37.5%
Inflation Managed Funds	7.5%
High Yield Funds	9.1%
Emerging Markets Debt Funds	3.4%
Equity	36.0%
U.S. Large Cap Equity Funds	15.8%
U.S. Small/Mid Cap Equity Funds	3.7%
REIT Funds	2.2%
International Equity Funds	10.8%
Emerging Markets Equity Funds	3.6%
Money Market/Cash and Cash Equivalents	5.0%
Money Market Funds/Cash and Cash Equivalents	5.0%
Commodities	1.5%
Commodities Funds	1.5%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date Retirement Income Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Premier Core Bond (Barings)	18.50%
Select Total Return Bond (MetWest)	5.94%
Select Strategic Bond (Western Asset)	5.94%
Premier Inflation-Protected and Income (Barings)	9.00%
Premier High Yield (Barings)	7.35%
MM Select Equity Asset (J.P. Morgan)	8.53%
JPMorgan U.S. Government Money Market (J.P. Morgan)	5.00%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following information replaces the first paragraph of the section titled Principal Risks:
The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. There is no guarantee that the Fund will provide adequate income at and through your retirement. Although the descriptions below refer to the risks relating to investment activities of the Fund, many of the risks arise due to the investment activities of the Underlying Funds.
The following risks are added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS INRET-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2010 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2010 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2010 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks current income and some capital appreciation.
FEES AND EXPENSES OF THE FUND
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	.00%	.00%	.00%	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.32%	.42%	.52%	.62%	.62%	.52%	.52%
Acquired Fund Fees and Expenses	.49%	.49%	.49%	.49%	.49%	.49%	.49%
Total Annual Fund Operating Expenses(1)	.81%	.91%	1.01%	1.11%	1.36%	1.26%	1.51%
Expense Reimbursement	(.26)%	(.26)%	(.26)%	(.26)%	(.26)%	(.26)%	(.26)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.55%	.65%	.75%	.85%	1.10%	1.00%	1.25%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .06%, .16%, .26%, .36%, .61%, .51%, and .76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded for the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$223	$415	$969
Class R5	$66	$255	$470	$1,087
Service Class	$77	$287	$524	$1,204
Administrative Class	$87	$318	$578	$1,320
Class A	$656	$924	$1,222	$2,066
Class R4	$102	$365	$658	$1,492
Class R3	$127	$443	$790	$1,772
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who are retired or expect to retire soon. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon. The Fund’s strategic target allocations are currently substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund. As a result, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.

The table below shows the Fund’s strategic target allocations among asset and sub-asset classes. The table below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Fixed Income	57.5%
U.S. Fixed Income Funds	37.5%
Inflation Managed Funds	7.5%
High Yield Funds	9.1%
Emerging Markets Debt Funds	3.4%
Equity	36.0%
U.S. Large Cap Equity Funds	15.8%
U.S. Small/Mid Cap Equity Funds	3.7%
REIT Funds	2.2%
International Equity Funds	10.8%
Emerging Markets Equity Funds	3.6%
Money Market/Cash and Cash Equivalents	5.0%
Money Market Funds/Cash and Cash Equivalents	5.0%
Commodities	1.5%
Commodities Funds	1.5%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2010 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Premier Core Bond (Barings)	18.50%
Select Total Return Bond (MetWest)	5.94%
Select Strategic Bond (Western Asset)	5.94%
Premier Inflation-Protected and Income (Barings)	9.00%
Premier High Yield (Barings)	7.35%
MM Select Equity Asset (J.P. Morgan)	8.53%
JPMorgan U.S. Government Money Market (J.P. Morgan)	5.00%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2010-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2015 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2015 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2015 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who are retired or expect to retire soon. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement or expects to retire soon. The Fund’s strategic target allocations are currently substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund. As a result, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at

the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The table below shows the Fund’s strategic target allocations among asset and sub-asset classes. The table below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Fixed Income	57.5%
U.S. Fixed Income Funds	37.5%
Inflation Managed Funds	7.5%
High Yield Funds	9.1%
Emerging Markets Debt Funds	3.4%
Equity	36.0%
U.S. Large Cap Equity Funds	15.8%
U.S. Small/Mid Cap Equity Funds	3.7%
REIT Funds	2.2%
International Equity Funds	10.8%
Emerging Markets Equity Funds	3.6%
Money Market/Cash and Cash Equivalents	5.0%
Money Market Funds/Cash and Cash Equivalents	5.0%
Commodities	1.5%
Commodities Funds	1.5%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2015 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Premier Core Bond (Barings)	18.50%
Select Total Return Bond (MetWest)	5.94%
Select Strategic Bond (Western Asset)	5.94%
Premier Inflation-Protected and Income (Barings)	9.00%
Premier High Yield (Barings)	7.35%
MM Select Equity Asset (J.P. Morgan)	8.53%
JPMorgan U.S. Government Money Market (J.P. Morgan)	5.00%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2015-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2020 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2020 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2020 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2020 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2020. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2020. As the Fund reaches 2020 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2020 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	10.64%
Select Overseas (MFS/Harris)	5.47%
Premier Core Bond (Barings)	17.72%
Select Total Return Bond (MetWest)	5.68%
Select Strategic Bond (Western Asset)	5.68%
Premier Inflation-Protected and Income (Barings)	5.70%
Premier High Yield (Barings)	6.72%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2020-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2025 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2025 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2025 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2025 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2025. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2025. As the Fund reaches 2025 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2025 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 10% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	13.37%
Select Overseas (MFS/Harris)	7.31%
Premier Core Bond (Barings)	15.76%
Select Total Return Bond (MetWest)	5.02%
Select Strategic Bond (Western Asset)	5.02%
Premier High Yield (Barings)	5.88%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2025-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2030 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2030 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2030 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2030 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2030. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2030. As the Fund reaches 2030 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2030 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	15.57%
Select Overseas (MFS/Harris)	9.26%
Premier Core Bond (Barings)	12.31%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2030-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2035 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2035 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2035 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2035 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2035. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2035. As the Fund reaches 2035 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2035 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	17.98%
Select Overseas (MFS/Harris)	10.86%
Premier Core Bond (Barings)	7.65%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2035-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2040 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2040 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2040 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2040 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2040. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2040. As the Fund reaches 2040 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2040 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	19.51%
Select Overseas (MFS/Harris)	12.22%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2040-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2045 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2045 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2045 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2045 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2045. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2045. As the Fund reaches 2045 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2045 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	20.13%
Select Overseas (MFS/Harris)	12.77%
Premier International Equity (OFI Global)	5.16%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2045-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2050 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2050 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2050 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2050 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2050. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2050. As the Fund reaches 2050 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2050 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	20.13%
Select Overseas (MFS/Harris)	12.77%
Premier International Equity (OFI Global)	5.16%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2050-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2055 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2055 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2055 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2055 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2055. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2055. As the Fund reaches 2055 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2055 Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	20.13%
Select Overseas (MFS/Harris)	12.77%
Premier International Equity (OFI Global)	5.16%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2055-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM 2060 Fund
Supplement dated September 12, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM 2060 Fund:
The name of the Fund will change to MassMutual RetireSMARTSM by JPMorgan 2060 Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) will be the subadviser for the Fund and the Fund will have the following additional portfolio managers:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018.
Daniel Oldroyd, CFA, CAIA is a Managing Director, the Head of Target Date Strategies, and a portfolio manager at J.P. Morgan. He has managed the Fund since September 2018.
The following information replaces similar information found in the Summary Prospectus:
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2060 and likely to stop making new investments in the Fund at or around that time. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and may include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. The Fund is advised by MML Advisers and subadvised by J.P. Morgan. J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation. MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds. Most of the Fund’s assets will typically be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates, including typically a 15% to 30% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that generally becomes increasingly conservative until it reaches its most conservative strategic target allocations by the end of 2060. It is intended that the Fund’s strategic target allocations will approximate those of the MassMutual RetireSMART by JPMorgan In Retirement Fund by the end of 2060. As the Fund reaches 2060 and investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets. When the strategic target allocations of the Fund are substantially the same as those of the MassMutual RetireSMART by JPMorgan In Retirement Fund, the Fund may be merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”) without a vote of shareholders. For more information, see “MassMutual RetireSMART by JPMorgan Funds” in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies beginning on page 133 of the Fund’s Prospectus.
The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (typically more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form. The glide path below shows the Fund’s strategic target allocations initially established in 2018.
Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	52.0%	36.0%	36.0%	36.0%
U.S. Large Cap Equity Funds	37.8%	37.8%	37.8%	37.8%	34.7%	31.7%	27.3%	22.9%	15.8%	15.8%	15.8%
U.S. Small/Mid Cap Equity Funds	8.7%	8.7%	8.7%	8.7%	8.0%	7.3%	6.3%	5.3%	3.7%	3.7%	3.7%
REIT Funds	5.2%	5.2%	5.2%	5.2%	4.8%	4.3%	3.7%	3.1%	2.2%	2.2%	2.2%
International Equity Funds	25.8%	25.8%	25.8%	25.8%	23.7%	21.6%	18.6%	15.6%	10.8%	10.8%	10.8%
Emerging Markets Equity Funds	8.6%	8.6%	8.6%	8.6%	7.9%	7.2%	6.2%	5.2%	3.6%	3.6%	3.6%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	57.5%	57.5%	57.5%
U.S. Fixed Income Funds	9.5%	9.5%	9.5%	9.5%	16.0%	22.4%	30.4%	35.0%	37.5%	37.5%	37.5%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Funds	3.0%	3.0%	3.0%	3.0%	3.3%	3.6%	4.9%	6.6%	9.1%	9.1%	9.1%
Emerging Markets Debt Funds	1.5%	1.5%	1.5%	1.5%	1.8%	2.1%	2.8%	3.0%	3.4%	3.4%	3.4%

Strategic Target Allocations(1)
Years to Target Date	40 +	35	30	25	20	15	10	5	0	-5	-10
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note: Above allocations may not sum up to 100% due to rounding.
(1)
As of September 24, 2018, the Fund utilizes Underlying Funds to implement its strategic target allocations.

The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes. In establishing the Fund’s strategic target allocations, J.P. Morgan attempts to develop a strategic allocation of the Fund’s assets that it believes will outperform the S&P Target Date 2060+ Index (the Fund’s broad benchmark) and peer group over the long term. J.P. Morgan bases the Fund’s strategic target allocation on its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy. J.P. Morgan may review the Fund’s strategic target allocations at any time in its discretion, in light of changes in its forward looking, long term capital markets assumptions and other factors it considers appropriate in light of the Fund’s investment strategy, and will in any event review the strategic target allocations at least annually (generally, in the first quarter of each calendar year). J.P. Morgan may adjust the strategic target allocations in its discretion at any time, in response to longer-term considerations, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes, or maintaining long-term strategic target allocations for longer or shorter periods of time. The changes in the Fund’s strategic target allocations in any year will not typically cause the Fund’s actual strategic target allocations to vary from the allocations shown in the Fund’s Prospectus at the time by more than 5% for the equity, fixed income, money market/cash and cash equivalents, or commodity asset class or any specific sub-asset class. In addition, J.P. Morgan may vary the Fund’s allocations from its strategic allocations by making tactical allocations from time to time to take advantage of short- to intermediate-term opportunities or to avoid short- to intermediate-term challenges. These tactical allocations may cause the Fund’s asset allocations at any given time to vary from the strategic target allocations shown in the Fund’s Prospectus at the time by up to an additional 15% for the fixed income asset class (which may in turn cause the allocation to any fixed income sub-asset class to vary from its target allocation by the same additional amount), 15% for the equity asset class (which may in turn cause the allocation to any equity sub-asset class to vary from its target allocation by the same additional amount), 20% for the money market/cash and cash equivalents asset class (which may in turn cause the allocation to any money market/cash and cash equivalents sub-asset class to vary from its target allocation by the same additional amount), and 5% for the commodity asset class (which may in turn cause the allocation to any commodity sub-asset class to vary from its target allocation by the same additional amount).
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or their affiliates; the Fund will not normally invest more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or their affiliates (referred to here as “non-affiliated” funds). In general, MML Advisers will seek to identify funds advised by MML Advisers, J.P. Morgan, or their affiliates to serve as Underlying Funds (which may include a fund or funds subadvised by J.P. Morgan). MML Advisers will typically invest in non-affiliated funds only to obtain broad passive exposure to one or more asset classes. MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or was not subject to such conflicts of interest.
The table below shows the Fund’s expected approximate allocation, as of September 24, 2018, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Select Equity Asset (J.P. Morgan)	20.13%
Select Overseas (MFS/Harris)	12.77%
Premier International Equity (OFI Global)	5.16%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.
The following risks are being added to the Principal Risks:
Allocation Risk   The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers, J.P. Morgan, or their affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Geographic Focus Risk   When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Index Funds Risk   Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.
Inflation-Linked Securities Risk   Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.
Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Tactical Allocation Risk   The subadviser has discretion to make short- to intermediate-term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund, and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2060-18-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated September 12, 2018 to the
Statement of Additional Information dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
On September 24, 2018, the following changes will become effective for the MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM 2055 Fund, and MassMutual RetireSMARTSM 2060 Fund:
The name of each Fund will change as follows:
Current Name	New Name
MassMutual RetireSMARTSM In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM 2010 Fund	MassMutual RetireSMARTSM by JPMorgan 2010 Fund
MassMutual RetireSMARTSM 2015 Fund	MassMutual RetireSMARTSM by JPMorgan 2015 Fund
MassMutual RetireSMARTSM 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM 2050 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM 2055 Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM 2060 Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Any reference to “MassMutual RetireSMART Fund” or “MassMutual RetireSMART Funds” will be changed to include “MassMutual RetireSMART by JPMorgan Fund” or “MassMutual RetireSMART by JPMorgan Funds,” respectively, as applicable.
The following sentence will be added to the end of the second paragraph found on page B-3 in the section titled General Information:
The subadviser for each of the MassMutual RetireSMART by JPMorgan Funds is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), located at 270 Park Avenue, New York, New York 10017.
The following sentence supplements the first sentence of the third paragraph on page B-3 in the section titled Additional Investment Policies:
Each MassMutual RetireSMART by JPMorgan Fund seeks to achieve its investment objective by investing in a combination of U.S domestic and international mutual funds sponsored by MassMutual, J.P. Morgan, or their affiliates or non-affiliates (“Underlying Funds”) using an asset allocation strategy.
The following sentence supplements the last sentence of the first paragraph found under the heading Other Investment Companies on page B-37 in the section titled Additional Investment Policies:
The MassMutual RetireSMART by JPMorgan Funds are “funds-of-funds,” which may invest without limit in other investment companies sponsored by MassMutual or its affiliates as well as, within allowable regulatory limits or pursuant to an exemptive order from the SEC, in other investment companies sponsored by J.P. Morgan or its affiliates or in other non-affiliated investment companies.

Any references to the investment adviser are changed to include the subadviser and any references to the investment adviser’s affiliates are changed to include the affiliates of the subadviser in the sections titled Additional Investment Policies found on pages B-3 to B-44, Disclosure of Portfolio Holdings found on pages B-44 to B-45, Management of the Trust found on pages B-47 to B-57, and Glossary found on pages B-105 to B-106.
The following sentence replaces the last sentence of the second paragraph found under the heading Other Disclosures on page B-45 in the section titled Disclosure of Portfolio Holdings:
The information distributed is limited to the information that the Funds, MML Advisers, or the subadviser believes is reasonably necessary in connection with the services provided by the recipient receiving the information.
The following sentence replaces the fifth sentence of the first paragraph on page B-47 in the section titled Management of the Trust:
As investment adviser to the Funds and subadviser to the MassMutual RetireSMART by JPMorgan Funds, respectively, MML Advisers and J.P. Morgan may be considered part of the management of the Trust.
The following sentence replaces the second sentence of the first paragraph found under the heading Risk Oversight on page B-55 in the section titled Management of the Trust:
The Funds’ investment adviser and administrator, MML Advisers, and the MassMutual RetireSMART by JPMorgan Funds’ subadviser, J.P. Morgan, have primary responsibility for the Funds’ risk management on a day-to-day basis as part of their overall responsibilities.
The following clause is added to the end of the first paragraph found under the heading Investment Adviser on page B-79 in the section titled Investment Advisory and Other Service Agreements:
, and has the right to select subadvisers to the Funds pursuant to an investment subadvisory agreement (the “Subadvisory Agreement”).
The following paragraph is added to the end of the information under the heading titled Investment Adviser on page B-80 in the section titled Investment Advisory and Other Service Agreements:
Unaffiliated Subadviser
J.P. Morgan serves as a subadviser for each MassMutual RetireSMART by JPMorgan Fund. J.P. Morgan is a wholly-owned subsidiary of JP Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.
Information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the relevant Fund can be found in Appendix C.
The following sentence replaces the first sentence of the paragraph on page B-92 found in the section titled Codes of Ethics:
The Trust, MML Advisers, the Distributor, and J.P. Morgan have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
The heading Committee Description on page B-115 for MML Investment Advisers, LLC in the section titled Appendix C — Additional Portfolio Manager Information is hereby deleted and the following information replaces the information found under the heading Committee Description on page B-115:
MML Advisers, as each MassMutual RetireSMART Fund’s investment adviser, administers the asset allocation program for each MassMutual RetireSMART Fund. MML Advisers, as each MassMutual RetireSMART by JPMorgan Fund’s investment adviser, has overall responsibility for each Fund and for implementing each Fund’s strategic asset allocations and tactical asset allocations through the selection of, and allocations to, Underlying Funds. These functions are performed by portfolio manager Frederick Schulitz.

The following information is added to the end of page B-115 found in the section titled Appendix C —  Additional Portfolio Manager Information:
J.P. Morgan Investment Management Inc.
J.P. Morgan, as each MassMutual RetireSMART by JPMorgan Fund’s subadviser, has responsibility for determining each Fund’s strategic asset allocation and tactical asset allocation. This function is performed by portfolio managers Anne Lester and Daniel Oldroyd.
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Anne Lester
Registered investment companies**	23	$69,324 million	0	$0
Other pooled investment vehicles	31	$37,136 million	0	$0
Other accounts	0	$0	0	$0
Daniel Oldroyd
Registered investment companies**	20	$56,486 million	0	$0
Other pooled investment vehicles	30	$36,794 million	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of July 31, 2018. The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed, and other accounts.

**
Does not include the MassMutual RetireSMART by JPMorgan Funds.

Ownership of Securities:
As of July 31, 2018, the portfolio managers did not own any shares of the MassMutual RetireSMART by JPMorgan Funds.
Conflicts of Interest:
The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing J.P. Morgan’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.
J.P. Morgan and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. J.P. Morgan, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is J.P. Morgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of J.P. Morgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.
J.P. Morgan, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of J.P. Morgan and/or JPMorgan Chase. J.P. Morgan and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, J.P. Morgan is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of J.P. Morgan, or JPMorgan Chase or its clients.
J.P. Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for J.P. Morgan and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, J.P. Morgan or its affiliates could be viewed as having a conflict of interest to the extent that J.P. Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in J.P. Morgan’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon J.P. Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as J.P. Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. J.P. Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase J.P. Morgan’s and its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If J.P. Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, J.P. Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, J.P. Morgan or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments J.P. Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.
The goal of J.P. Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. J.P. Morgan and its affiliates have policies and procedures that seek to manage conflicts. J.P. Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with J.P. Morgan’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, J.P. Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with J.P. Morgan’s and its affiliates’ duty of best execution for their clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, J.P. Morgan and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, J.P. Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of J.P. Morgan or its affiliates so that fair and equitable allocation will occur over time.
Compensation:
The discussion below describes the portfolio managers’ compensation as of the date of this supplement.
J.P. Morgan’s portfolio managers participate in a competitive compensation program that is designed to attract, retain and motivate talented people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable discretionary performance based incentive consisting of cash incentives and deferred compensation which includes mandatory notional investments (as described below) in selected mutual funds advised by J.P. Morgan or its affiliates (“Mandatory Investment Plan”). These elements reflect individual performance and the performance of J.P. Morgan’s business as a whole. Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages, individual contribution relative to client risk and return objectives, and adherence with J.P. Morgan’s compliance, risk and regulatory procedures. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.
Deferred compensation granted as part of an employee’s annual incentive compensation comprises from 0% to 60% of a portfolio manager’s total performance based incentive. As the level of incentive compensation increases, the percentage of compensation awarded in deferred incentives also increases. J.P. Morgan’s portfolio managers are required to notionally invest a certain percentage of their deferred compensation (typically 20% to 50% depending on the level of compensation) into the selected funds they manage. The remaining portion of the non-cash incentive is elective and may be notionally invested in any of the other mutual funds available in the Mandatory Investment Plan, which may include J.P. Morgan restricted stock units, depending on the employee’s election. When these awards vest over time (typically 3 years), the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds or shares of J.P. Morgan common stock.
The following information replaces the information in the section titled Appendix D — Description of Underlying Funds:
The summaries below are based solely on information contained in the prospectuses of each Underlying Fund, as filed with the Securities and Exchange Commission, as of a recent date. These summaries are for convenient reference only and are qualified in their entirety by reference to the current prospectuses and statements of additional information of each Underlying Fund. Further information about each Underlying Fund, including a copy of an Underlying Fund’s most recent prospectus, SAI, and annual and semi-annual reports, can be found on the SEC’s EDGAR database on its Internet site at http://www.sec.gov or can be obtained free of charge, upon request, by calling 1-888-309-3539.

U.S. Large Cap Equity Funds
MassMutual Select Fundamental Value Fund
Subadvised by: Wellington Management Company LLP and Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective
The Fund seeks long-term total return.
Principal Investment Strategies
The Fund invests primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Diversified Value Fund
Subadvised by: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
Investment Objective
This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.
Principal Investment Strategies
The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Equity Opportunities Fund
Subadvised by: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
Investment Objective
This Fund seeks growth of capital over the long-term.

Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
MM Select Equity Asset Fund
Subadvised by: J.P. Morgan Investment Management Inc.
Investment Objective
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*).
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. The Fund typically invests most of its assets in the common stocks of U.S. companies in the S&P 500 Index (the “Index”). The Fund may also invest in securities not included within the Index. As of August 31, 2018, the market capitalization range of companies included in the Index was $4.97 billion to $1,102.39 billion. Sector by sector, the Fund’s weightings are similar to those of the Index. Within each sector, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility as compared to the Index.
*
The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MassMutual Select Blue Chip Growth Fund
Subadvised by: T. Rowe Price Associates, Inc. and Loomis, Sayles & Company, L.P.
Investment Objective
This Fund seeks growth of capital over the long term.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund’s subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Fundamental Growth Fund
Subadvised by: Wellington Management Company LLP
Investment Objective
The Fund seeks long-term growth of capital.
Principal Investment Strategies
The Fund invests primarily in domestic equity securities that the Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Growth Opportunities Fund
Subadvised by: Sands Capital Management, LLC and Jackson Square Partners, LLC
Investment Objective
This Fund seeks long-term capital appreciation.
Principal Investment Strategies
This Fund seeks to achieve its objective by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in mid- and large-capitalization equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is a non-diversified fund, which means that it may hold larger positions in a smaller number of stock than a diversified fund.
U.S. Small/Mid Cap Equity Funds
MassMutual Select Mid-Cap Value Fund
Subadvised by: American Century Investment Management, Inc. and Systematic Financial Management, L.P.
Investment Objective
This Fund seeks growth of capital over the long-term.

Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, stock futures contracts, stock index futures contracts, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase are between $500 million and $40 billion. The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers, including emerging markets issuers, through the purchase of foreign securities and American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may use futures contracts as a substitute for direct investments in equity securities. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may hold a portion of its assets in cash or cash equivalents.
Vanguard Mid-Cap Index Fund
Advised by: The Vanguard Group, Inc.
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
MassMutual Select Mid Cap Growth Fund
Subadvised by: T. Rowe Price Associates, Inc. and Frontier Capital Management Company, LLC
Investment Objective
This Fund seeks growth of capital over the long-term.
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Frontier Capital Management Company, LLC (“Frontier”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of December 31, 2017, between $654 million and $62.50 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Select Small Cap Value Equity Fund
Subadvised by: Wellington Management Company LLP and Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective
This Fund seeks to maximize total return through investment primarily in small capitalization equity securities.
Principal Investment Strategies
The Fund invests primarily in common stocks of small-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2017, between $4 million and $9.37 billion). Equity securities may include common stocks, preferred stock, rights, and warrants. The Fund typically invests most of its assets in U.S. companies, but may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.
Vanguard Small-Cap Index Fund
Advised by: The Vanguard Group, Inc.
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
MassMutual Select Small Cap Growth Equity Fund
Subadvised by: Wellington Management Company LLP and OFI Global Institutional, Inc.
Investment Objective
This Fund seeks long-term capital appreciation.
Principal Investment Strategies
The Fund invests primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2017, between $4 million and $9.37 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may at times increase the relative emphasis of its investments in a particular industry or sector. The Fund may hold a portion of its assets in cash or cash equivalents.
REIT Funds
JPMorgan Realty Income Fund
Advised by: J.P. Morgan Investment Management Inc.
Investment Objective
High total investment return through a combination of capital appreciation and current income.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts (REITs), including REITs with relatively small market capitalizations. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate). The Fund may also invest up to 15% of net assets in illiquid holdings.
Vanguard Real Estate Index Fund
Advised by: The Vanguard Group, Inc.
Investment Objective
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Transition Index, an interim index that will gradually increase exposure to other real estate-related investments while proportionately reducing exposure to other stocks based on their weightings in the MSCI US Investable Market Real Estate 25/50 Index. The MSCI US Investable Market Real Estate 25/50 Index is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which includes specialized REITs, and real estate management and development companies.
International Equity Funds
JPMorgan International Research Enhanced Equity Fund
Advised by: J.P. Morgan Investment Management Inc.
Investment Objective
The Fund seeks to provide long-term capital appreciation
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, depositary receipts, privately placed securities and real estate investment trusts (REITs).
MassMutual Select Overseas Fund
Subadvised by: Massachusetts Financial Services Company and Harris Associates L.P.
Investment Objective
The Fund seeks growth of capital over the long-term by investing in foreign equity securities.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, rights and warrants, of issuers of any size. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
MassMutual Premier International Equity Fund
Subadvised by: OFI Global Institutional, Inc.
Investment Objective
This Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.
Principal Investment Strategies
The Fund invests primarily in the common stock of growth companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund may invest 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). Under normal market conditions, the Fund will:
•
invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and

•
emphasize investments in common stock of issuers that the portfolio manager considers to be “growth” companies.

Vanguard Developed Markets Index Fund
Advised by: The Vanguard Group, Inc.
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region.

Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index, a market-capitalization-weighted index that is made up of approximately 3,790 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Emerging Markets Equity Funds
MassMutual Premier Strategic Emerging Markets Fund
Subadvised by: OFI Global Institutional, Inc.
Investment Objective
The Fund seeks long-term capital growth.
Principal Investment Strategies
The Fund mainly invests in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e. are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. The Fund may hold a portion of its assets in cash or cash equivalents.
Vanguard Emerging Markets Stock Index Fund
Advised by: The Vanguard Group, Inc.
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index, a market-capitalization-weighted index that is made up of approximately 4,032 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.
U.S. Fixed Income Funds
MassMutual Premier Core Bond Fund
Subadvised by: Barings LLC
Investment Objective
This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s or BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations.
Vanguard Total Bond Market Index Fund
Advised by: The Vanguard Group, Inc.
Investment Objective
The Fund seeks to track the performance of a broad, market-weighted bond index.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Float Adjusted Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities — all with maturities of more than 1 year.
MassMutual Select Total Return Bond Fund
Subadvised by: Metropolitan West Asset Management, LLC
Investment Objective
This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser, Metropolitan West Asset Management, LLC (“MetWest”), to be of comparable quality). These typically include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, municipal securities, private placements, and securities subject to legal restrictions on resale pursuant to Rule 144A. These investments may have interest rates that are fixed, variable, or floating. The Fund invests in securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities). MetWest focuses the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon, or maturity) that the subadviser believes to be relatively undervalued.
MassMutual Select Strategic Bond Fund
Subadvised by: Western Asset Management Company and Western Asset Management Company Limited
Investment Objective
This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities of these entities. The Fund may also invest in emerging markets. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to seek to hedge or to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in money market securities, including commercial paper. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted.
Inflation Managed Funds
MassMutual Premier Inflation-Protected and Income Fund
Subadvised by: Barings LLC
Investment Objective
This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. Inflation-indexed bonds are instruments indexed or otherwise linked to general measures of inflation because their principal is typically adjusted to reflect general movements of inflation in the country of issue. The Fund may invest in inflation-indexed bonds of various maturities issued by the U.S. and non-U.S. governments or their agencies or instrumentalities, by government-sponsored enterprises, or by corporations.
High Yield Funds
MassMutual Premier High Yield Fund
Subadvised by: Barings LLC
Investment Objective
This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.
Principal Investment Strategies
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. Government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser, Barings LLC, (“Barings”). The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and foreign issuers. Currently, Barings does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.
Barings Global Floating Rate Fund
Advised by: Barings LLC
Investment Objective
The investment objective of Barings Global Floating Rate Fund (“Global Floating Rate Fund” or the “Fund”) is to seek a high level of current income. Preservation of capital is a secondary goal.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (commonly referred to as “junk bonds”) by at least one credit rating agency (below Baa3 by Moody’s Investors Services, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s Rating Services, a division of the McGraw-Hill Company, Inc. (“S&P”), or Fitch, Inc. (“Fitch”)) or unrated but determined by the Manager or Barings Global Advisers Limited, the sub-adviser (together with the Manager, “Barings”), to be of comparable quality.
Emerging Markets Debt Funds
JPMorgan Emerging Markets Debt Fund
Advised by: J.P. Morgan Investment Management Inc.
Investment Objective
The Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

JPMorgan Emerging Markets Strategic Debt Fund
Advised by: J.P. Morgan Investment Management Inc.
Investment Objective
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund invests primarily in debt investments that it believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach to invest the Fund opportunistically among different emerging market sectors and instruments. Under normal circumstances, the Fund invests at least 80% of its Assets in emerging market debt investments. “Emerging market debt investments” are securities and instruments of issuers located in or tied economically to emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom, and most of the countries of western Europe and Hong Kong. A security will be deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.
Money Market Funds/Cash and Cash Equivalents
JPMorgan U.S. Government Money Market Fund
Advised by: J.P. Morgan Investment Management Inc.
Investment Objective
The Fund seeks high current income with liquidity and stability of principal.
Principal Investment Strategies
Under normal conditions, the Fund invests its assets exclusively in:
•
debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and

•
repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The Fund is a money market fund managed in the following manner:
•
The Fund seeks to maintain a net asset value (“NAV”) of  $1.00 per share.

•
The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•
The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•
The Fund invests only in U.S. dollar-denominated securities.

•
The Fund seeks to invest in securities that present minimal credit risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M (RS)-18-03

MASSMUTUAL SELECT FUNDS
Supplement dated September 12, 2018 to the
Statement of Additional Information dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective September 24, 2018, the following changes are made to the MM Select Equity Asset Fund.
J.P. Morgan Investment Management Inc. (“J.P. Morgan”) is replacing Northern Trust Investments, Inc. (“NTI”) as subadviser of the MM Select Equity Asset Fund. Therefore, all information relating to NTI is removed and all references to NTI as subadviser of the MM Select Equity Asset Fund are replaced with references to J.P. Morgan.
The following information replaces the last sentence of the section titled General Information found on page B-3:
The subadviser for the Equity Asset Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), located at 270 Park Avenue, New York, New York 10017.
The heading titled Banking Relationships found on page B-5 under the section titled Additional Investment Policies is removed.
The following sentence replaces the fifth sentence of the first paragraph of the section titled Management of the Trust on page B-47:
As investment adviser and subadviser to the Funds, respectively, MML Advisers and J.P. Morgan may be considered part of the management of the Trust.
The following information replaces the information found on page B-61 under the heading titled Unaffiliated Subadviser in the section titled Investment Advisory and Other Service Agreements:
J.P. Morgan
J.P. Morgan serves as subadviser for the Equity Asset Fund. J.P. Morgan is a wholly-owned subsidiary of JP Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.
Information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the Fund can be found in Appendix C.
The following sentence replaces the first sentence of the paragraph on page B-63 found in the section titled Codes of Ethics:
The Trust, MML Advisers, the Distributor, and J.P. Morgan have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.

The following information replaces the proxy voting information for NTI found on pages B-93 to B-95 in the section titled Appendix B — Proxy Voting Policies:
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Proxy Voting Guidelines.
The Board of Trustees has delegated to J.P. Morgan and its affiliated advisers, proxy voting authority with respect to the fund’s portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the fund, the fund’s Board of Trustees has adopted J.P. Morgan’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.
J.P. Morgan and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of  (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, J.P. Morgan and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that J.P. Morgan and its affiliated adviser have encountered globally, based on many years of collective investment management experience.
To oversee and monitor the proxy-voting process, J.P. Morgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, to perform certain services otherwise carried out or coordinated by the proxy administrator.
Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the fund on the one hand, and J.P. Morgan and its affiliates on the other hand) and ensure that the proxy vote is cast in the best interests of the fund. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for JPMorgan Funds, or when the proxy administrator has actual knowledge indicating that a J.P. Morgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with J.P. Morgan proxy voting guidelines or by the third party using its own guidelines.
When other types of potential material conflicts of interest are identified, the proxy administrator and, as necessary, J.P. Morgan Asset Management’s Chief Fiduciary Officer will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how J.P. Morgan will vote the proxy. In addressing any material conflict, J.P. Morgan may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain J.P. Morgan personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to or obtaining a recommendation from a third independent party, in which case the proxy will be voted by, or in accordance with the recommendation of, the independent third party.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:
•
Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for J.P. Morgan to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to J.P. Morgan in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.

•
Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. J.P. Morgan also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.

•
Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, J.P. Morgan pays particular attention to management’s arguments for promoting the prospective change J.P. Morgan’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•
J.P. Morgan is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, J.P. Morgan will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•
J.P. Morgan will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•
J.P. Morgan will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•
J.P. Morgan will vote in favor of increases in capital which enhance a company’s long-term prospects. J.P. Morgan will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, J.P. Morgan will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•
J.P. Morgan will vote in favor of proposals which will enhance a company’s long-term prospects. J.P. Morgan will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•
J.P. Morgan will generally vote against anti-takeover devices.

•
Where social or environmental issues are the subject of a proxy vote, J.P. Morgan will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:
•
J.P. Morgan considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent; or (f) are CEOs of publically-traded companies who serve on more than three public boards or serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights.

•
J.P. Morgan votes proposals to classify boards on a case-by-case basis, but normally will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•
J.P. Morgan also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•
J.P. Morgan votes against proposals for a super-majority vote to approve a merger.

•
J.P. Morgan considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.

•
J.P. Morgan considers vote proposals with respect to compensation plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies. Other matters included in the analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.

•
J.P. Morgan also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.

•
J.P. Morgan generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, J.P. Morgan votes on a case by case basis.

•
J.P. Morgan generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, J.P. Morgan supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.

•
In evaluating how to vote environmental proposals, key considerations may include but are not limited to issuer considerations such as asset profile of the company, including whether it is exposed to potentially secularly potentially declining demand for the company’s products or services due to environmental considerations; cash deployment; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. J.P. Morgan may also consider whether peers have received similar proposals and if so, were the responses transparent and insightful; would adoption of the proposal inform and educate shareholders; and have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.

•
With regard to social issues, among other factors, J.P. Morgan considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.

•
J.P. Morgan reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.

The following information replaces the information for NTI found on pages B-97 and B-98 in the section titled Appendix C — Additional Portfolio Manager Information:
J.P. Morgan Investment Management Inc.
The portfolio managers of the Equity Asset Fund are Raffaele Zingone and Tim Snyder.
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Raffaele Zingone
Registered investment companies**	14	$14,938 million	0	$0
Other pooled investment vehicles	8	$3,349 million	0	$0
Other accounts	15	$12,062 million	2	$1,854 million
Tim Snyder
Registered investment companies**	10	$12,141 million	0	$0
Other pooled investment vehicles	6	$3,095 million	0	$0
Other accounts	11	$9,927 million	1	$1,037 million

*
The information provided is as of July 31, 2018. The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed, and other accounts.

**
Does not include the Equity Asset Fund.

Ownership of Securities:
As of July 31, 2018, the portfolio managers did not own any shares of the Equity Asset Fund.
Conflicts of Interest:
The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing J.P. Morgan’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.
J.P. Morgan and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. J.P. Morgan, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is J.P. Morgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of J.P. Morgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

J.P. Morgan, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of J.P. Morgan and/or JPMorgan Chase. J.P. Morgan and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, J.P. Morgan is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of J.P. Morgan, or JPMorgan Chase or its clients.
J.P. Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for J.P. Morgan and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, J.P. Morgan or its affiliates could be viewed as having a conflict of interest to the extent that J.P. Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in J.P. Morgan’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon J.P. Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as J.P. Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. J.P. Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase J.P. Morgan’s and its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If J.P. Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, J.P. Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, J.P. Morgan or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments J.P. Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.
The goal of J.P. Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. J.P. Morgan and its affiliates have policies and procedures that seek to manage conflicts. J.P. Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with J.P. Morgan’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, J.P. Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with J.P. Morgan’s and its affiliates’ duty of best execution for their clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, J.P. Morgan and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, J.P. Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of J.P. Morgan or its affiliates so that fair and equitable allocation will occur over time.
Compensation:
The discussion below describes the portfolio managers’ compensation as of the date of this supplement.
J.P. Morgan’s portfolio managers participate in a competitive compensation program that is designed to attract, retain and motivate talented people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable discretionary performance based incentive consisting of cash incentives and deferred compensation which includes mandatory notional investments (as described below) in selected mutual funds advised by J.P. Morgan or its affiliates (“Mandatory Investment Plan”). These elements reflect individual performance and the performance of J.P. Morgan’s business as a whole. Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages, individual contribution relative to client risk and return objectives, and adherence with J.P. Morgan’s compliance, risk and regulatory procedures. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.
Deferred compensation granted as part of an employee’s annual incentive compensation comprises from 0% to 60% of a portfolio manager’s total performance based incentive. As the level of incentive compensation increases, the percentage of compensation awarded in deferred incentives also increases. J.P. Morgan’s portfolio managers are required to notionally invest a certain percentage of their deferred compensation (typically 20% to 50% depending on the level of compensation) into the selected funds they manage. The remaining portion of the non-cash incentive is elective and may be notionally invested in any of the other mutual funds available in the Mandatory Investment Plan, which may include J.P. Morgan restricted stock units, depending on the employee’s election. When these awards vest over time (typically 3 years), the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds or shares of J.P. Morgan common stock.
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SAI B3001M-NF-18-03